Debt - First Mortgage Bonds (Details) $ in Thousands	Apr. 12, 2022 USD ($)
Debt
Repayments of Commercial Paper	$ 493,405
Mortgage Bonds | Series 2022A First Mortgage Bonds
Debt
Principal amount	$ 500,000
Interest rate (as a percent)	4.50%